                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").


    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.


   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may choose to allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   Growth Fund
   Growth-Income Fund
   Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


   VIP Contrafund(R) Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio*

MET INVESTORS SERIES TRUST (CLASS A)
   Met/AIM Small Cap Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   MFS(R) Research International Portfolio
   RCM Global Technology Portfolio
     (formerly PIMCO PEA Innovation Portfolio)
   PIMCO Total Return Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)
   BlackRock Bond Income Portfolio
     (formerly State Street Research Bond Income Portfolio)
   BlackRock Large Cap Value Portfolio
     (formerly State Street Research Large Cap Value Portfolio)
   BlackRock Legacy Large Cap Growth Portfolio
     (formerly State Street Research Large Cap Growth Portfolio)
   BlackRock Strategic Value Portfolio
     (formerly State Street Research Aurora Portfolio)
   Davis Venture Value Portfolio
   FI Mid Cap Opportunities Portfolio
   Harris Oakmark Focused Value Portfolio
   Harris Oakmark Large Cap Value Portfolio
   Lehman Brothers(R) Aggregate Bond Index Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   Morgan Stanley EAFE(R) Index Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND*
* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund are not available for use with Contracts purchased in connection with 403(b) Plans.



You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.


The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 45 of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660-7901
Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005

TABLE OF CONTENTS                                                           PAGE


                          GLOSSARY................ 3

                          SUMMARY OF THE CONTRACTS 5

                          FEE TABLES AND EXAMPLES. 9

             FINANCIAL AND PERFORMANCE
             INFORMATION...................................... 13

             DESCRIPTION OF METLIFE INVESTORS USA
             INSURANCE COMPANY, THE GENERAL
             ACCOUNT, THE SEPARATE ACCOUNT, THE
             FUNDS AND SERVICE PROVIDERS...................... 14
                The Insurance Company......................... 14
                The General Account........................... 14
                The Separate Account.......................... 15
                The Funds..................................... 16
                Principal Underwriter......................... 19
                Servicing Agent............................... 19

             CONTRACT CHARGES................................. 20
                Premium and Other Taxes....................... 20
                Surrender Charge.............................. 20
                Administrative Fees........................... 21
                Transaction Charges........................... 22
                Mortality and Expense Risk Charge............. 22
                Distribution Expense Charge................... 22
                Federal, State and Local Taxes................ 23
                Fund Expenses................................. 23
                Free Look Period.............................. 23
                Deferred Compensation Plans................... 24

             DESCRIPTION OF THE CONTRACTS..................... 25
                General....................................... 25
                Assignment.................................... 25
                Purchase Payments............................. 25
                Transfers..................................... 26
                Market Timing................................. 27
                Loans (403(b) Plans only)..................... 29
                Modification of the Contracts................. 29

             ACCUMULATION PERIOD.............................. 31
                Crediting Accumulation Units in the Separate
                 Account...................................... 31

                Separate Account Accumulation Unit Current
                 Values....................................... 31
                Surrender from the Separate Account........... 31
                Payment of Surrender Amount................... 32
                Account Statements............................ 32

             ANNUITY BENEFITS................................. 33
                Variable Annuity Payments..................... 33
                Assumed Investment Return..................... 33
                Election of Annuity Date and Form of Annuity.. 33
                Election of Annuity Date...................... 33
                Form of Annuity............................... 34
                Frequency of Payment.......................... 35
                Level Payments Varying Annually............... 35
                Annuity Unit Values........................... 36

             DEATH BENEFITS................................... 37
                Death Before the Annuity Date................. 37
                Death After the Annuity Date.................. 38

             FEDERAL TAX CONSIDERATIONS....................... 39

             VOTING RIGHTS.................................... 44

             LEGAL PROCEEDINGS................................ 45

             ADDITIONAL INFORMATION........................... 45

             TABLE OF CONTENTS OF STATEMENT OF
             ADDITIONAL INFORMATION........................... 45

                   APPENDIX A -- CONDENSED FINANCIAL
                   INFORMATION........................... A-1
                   APPENDIX B -- PARTICIPATING INVESTMENT
                   PORTFOLIOS............................ B-1

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:

..   between any of the Funds, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT


Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of 30 Series, each of which invests in one of 30 Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                 Fee or Expense                 Amount of Fee
                 ----------------------------------------------
                 Daily Deductions

                 . Distribution expenses               .000274%
                                               (0.10% per year)

                 . Mortality and Expense risks         .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

            PREMIUM TAXES

            . Payable to a state or government agency      0% - 3.5%
              with respect to the Contract. It may be
              deducted on or after the date the tax is
              incurred. Currently, MetLife Investors USA
              deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

MARKET TIMING

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

          PARTICIPANT TRANSACTION EXPENSES TABLE

          SURRENDER CHARGE (Note 1)                           7%
            (as a percentage of amounts accumulated
            with respect to a Purchase Payment,
            including earnings or losses credited to the
            Purchase Payment)
          TRANSACTION CHARGE (Note 2)
            (each surrender and annuitization)               $10
          TRANSFER FEE (Note 3)                                   $10
                                                         per transfer

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)

                    Number of Complete months from
                    Receipt of Purchase Payment    % Charge
                    ------------------------------ --------
                         60 months or less            7
                         More than 60 months          0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------

           PERIODIC FEES AND EXPENSES TABLE

           ADMINISTRATIVE CHARGE (Note 1)                $21.50 plus
            (deducted annually)                          $ 2.50 for
                                                         each Series
           SEPARATE ACCOUNT ANNUAL EXPENSES
             (referred to as Separate Account Product
             Charges) (as a percentage of average
             Participant's Account value in the Separate
             Account)
           Mortality and Expense Charge                        1.25%
           Distribution Expense Charge                         0.10%
                                                               -----
           Total Separate Account Annual Expenses              1.35%

--------------------------------------------------------------------------------
Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                                                   Minimum Maximum
                                                   ------- -------
              Total Annual Fund Operating Expenses  0.29%   1.06%
              (expenses that are deducted from
              Fund assets, including management
              fees, 12b-1/Service fees, and other
              expenses)

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


------------------------------------------------------------------------------------------------------------------
                                                                                                            NET
                                                                                     TOTAL   CONTRACTUAL   TOTAL
                                                                                    ANNUAL     EXPENSE    ANNUAL
                                             MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                                FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
(CLASS 2)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Growth Fund                                    0.35%       0.25%         0.01%      0.61%      0.00%      0.61%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Growth-Income Fund                             0.29%       0.25%         0.02%      0.56%      0.00%      0.56%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Global Small Capitalization Fund               0.77%       0.25%         0.04%      1.06%      0.00%      1.06%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                    0.57%       0.00%         0.11%      0.68%      0.00%      0.68%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                           0.58%       0.00%         0.10%      0.68%      0.00%      0.68%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Money Market Portfolio                     0.20%       0.00%         0.09%      0.29%      0.00%      0.29%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 VIP Overseas Portfolio                         0.72%       0.00%         0.19%      0.91%      0.00%      0.91%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Met/AIM Small Cap Growth Portfolio (1)         0.90%       0.00%         0.13%      1.03%      0.00%      1.03%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio           0.52%       0.00%         0.06%      0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio (1)                                0.52%       0.00%         0.05%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio (1)    0.77%       0.00%         0.29%      1.06%      0.06%      1.00%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                   0.50%       0.00%         0.07%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 RCM Global Technology Portfolio                0.90%       0.00%         0.01%      0.91%      0.00%      0.91%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value Portfolio         0.75%       0.00%         0.12%      0.87%      0.00%      0.87%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio                0.40%       0.00%         0.06%      0.46%      0.00%      0.46%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio            0.70%       0.00%         0.23%      0.93%      0.00%      0.93%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Legacy Large Cap Growth
   Portfolio                                    0.74%       0.00%         0.06%      0.80%      0.00%      0.80%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 BlackRock Strategic Value Portfolio            0.83%       0.00%         0.06%      0.89%      0.00%      0.89%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio                  0.72%       0.00%         0.06%      0.78%      0.00%      0.78%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 FI Mid Cap Opportunities Portfolio             0.68%       0.00%         0.07%      0.75%      0.00%      0.75%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Harris Oakmark Focused Value Portfolio         0.73%       0.00%         0.05%      0.78%      0.00%      0.78%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Harris Oakmark Large Cap Value Portfolio       0.73%       0.00%         0.06%      0.79%      0.00%      0.79%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index
   Portfolio                                    0.25%       0.00%         0.07%      0.32%      0.01%      0.31%
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                         NET
                                                                                  TOTAL   CONTRACTUAL   TOTAL
                                                                                 ANNUAL     EXPENSE    ANNUAL
                                          MANAGEMENT 12B-1/SERVICE    OTHER     PORTFOLIO   SUBSIDY   PORTFOLIO
                                             FEES        FEES      EXPENSES (1) EXPENSES  OR DEFERRAL EXPENSES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)--(CONTINUED)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index Portfolio       0.25%       0.00%         0.10%      0.35%      0.01%      0.34%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio               0.50%       0.00%         0.14%      0.64%      0.00%      0.64%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 Morgan Stanley EAFE(R) Index Portfolio      0.30%       0.00%         0.29%      0.59%      0.01%      0.58%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index Portfolio             0.25%       0.00%         0.12%      0.37%      0.01%      0.36%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth Portfolio    0.52%       0.00%         0.08%      0.60%      0.00%      0.60%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Fund             0.56%       0.00%         0.18%      0.74%      0.00%      0.74%
---------------------------------------------------------------------------------------------------------------


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of Funds have agreed to waive and/or pay expenses of the Funds. Each of these arrangements terminates on April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.01% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Lord Abbett Growth and Income Portfolio; and 0.12% for the MFS Research International Portfolio.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:

                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
            (a)   $953.99               (a) $1,460.43               (a) $1,992.50               (a) $2,743.53
            (b)   $876.68               (b) $1,226.68               (b) $1,600.10               (b) $1,946.69

(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
            (a)   $243.99                 (a) $750.43               (a) $1,282.50               (a) $2,733.53
            (b)   $166.68                 (b) $516.68               (b)   $890.10               (b) $1,936.69

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year.


The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Thirty of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 Growth Fund
 Growth-Income Fund
 Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, four of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:




 VIP Contrafund(R) Portfolio
 VIP Growth Portfolio
 VIP Money Market Portfolio
 VIP Overseas Portfolio (1)

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 Met/AIM Small Cap Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio
 RCM Global Technology Portfolio
   (formerly PIMCO PEA Innovation Portfolio)
 PIMCO Total Return Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA. MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

 BlackRock Bond Income Portfolio
   (formerly State Street Research Bond Income Portfolio)
 BlackRock Large Cap Value Portfolio
   (formerly State Street Research Large Cap Value Portfolio)
 BlackRock Legacy Large Cap Growth Portfolio
   (formerly State Street Research Large Cap Growth Portfolio)
 BlackRock Strategic Value Portfolio
   (formerly State Street Research Aurora Portfolio)
 Davis Venture Value Portfolio
 FI Mid Cap Opportunities Portfolio
 Harris Oakmark Focused Value Portfolio
 Harris Oakmark Large Cap Value Portfolio
 Lehman Brothers(R) Aggregate Bond Index Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 Morgan Stanley EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio
 T. Rowe Price Small Cap Growth Portfolio

T. ROWE PRICE GROWTH STOCK FUND

The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.(1)


(1) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers
LLC) or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.11%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Fund. We may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Distribution Plan is described in more detail in each Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") The payments are deducted from the assets of the Funds and are paid to our Distributor. These payments decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Funds based on recommendations made by selling firms through which the Contract is sold. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Fund.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Distributor is a Missouri corporation.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm. Certain Funds (see "Fee Tables and Examples--Fund Expenses" and the Fund prospectuses) make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of Funds. These payments range up to 0.25% of Separate Account assets invested in the particular Fund.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.


SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                       Number of Months
                  Since Purchase Payment Date Surrender Charge
                  --------------------------------------------
                      60 months or less              7%
                      More than 60 months            0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]
TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Market Timing.")

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

A Fund may assess a redemption fee up to 2% on Series assets that are redeemed out of the Fund in connection with a surrender or transfer. Each Fund determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund and is not retained by MetLife Investors USA. The redemption fee will be deducted from your Participant's Account value. For more information on each Fund's redemption fee, see the Fund prospectus.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

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

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING


Frequent requests from Participants to transfer Participant's Account value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international small-cap, and high-yield Funds (i.e., the American Funds Global Small Capitalization, Fidelity VIP Overseas, Met/AIM Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, Third Avenue Small Cap Value, BlackRock Strategic Value, Morgan Stanley EAFE Index, Russell 2000 Index, and T. Rowe Price Small Cap Growth Portfolios) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Participants or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Participant's Account value will not be affected by any gain or loss due to the transfer and your Participant's Account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Participants to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Participant to engage in market timing. We apply our policies and procedures without exception, waiver or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Participants and other persons with interests in the Contracts.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Participants and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds.


In addition, Participants and other persons with interests in the Contracts should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Participant). You should read the Fund prospectuses for more details.

LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539
Phone: (800) 343-8496

ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each Business Day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed

Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
    ------------------------------------------------------------------------
                                                            401   403(b) IRA
    ------------------------------------------------------------------------
    After you die (paid to your Beneficiary(ies))            x      x     x
    ------------------------------------------------------------------------
    After you become totally disabled (as defined in the
      Code)                                                  x      x     x
    ------------------------------------------------------------------------
    If you separate from service after you reach age 55      x      x
    ------------------------------------------------------------------------
    In a series of substantially equal payments made
      annually (or more frequently over your life or life
      expectancy or over the joint lives (or joint and last
      survivor life expectancy) of you and your
      designated beneficiary (SEPP exception).               x(1)   x(1)  x
    ------------------------------------------------------------------------
    Pursuant to a domestic relations order                   x      x
    ------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

Effective March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.

TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.

VOTING RIGHTS
As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.
ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2005, which provides more detailed information about the Contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS

                The Insurance Company
                Surrender Charges
                Net Investment Factor
                Annuity Payments
                Underwriters, Distribution of the Contracts
                Calculation of Performance
                Voting Rights
                Safekeeping of Securities
                Servicing Agent
                Experts
                Legal Matters
                Regulation of MetLife Investors USA
                Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

  ---------------------------------------------------------------------------
                                                                      Accum
                                                 AUV at    AUV at     Units
                                                Beginning    End       End
                                                of Period of Period of Period
  ---------------------------------------------------------------------------
  MIST - JPM Quality Bond - Class A
      07/31/1991    to    07/31/1992...........    5.00      5.34       4,339
      07/31/1992    to    07/31/1993...........    5.34      7.66      16,762
      07/31/1993    to    12/31/1993...........    7.66      7.78      25,753
      01/01/1994    to    12/31/1994...........    7.78      7.42      42,544
      01/01/1995    to    12/31/1995...........    7.42      8.55      64,174
      01/01/1996    to    12/31/1996...........    8.55      8.68     139,116
      01/01/1997    to    12/31/1997...........    8.68      9.35     215,747
      01/01/1998    to    12/31/1998...........    9.35      9.92     516,448
      01/01/1999    to    12/31/1999...........    9.92      9.54     657,761
      01/01/2000    to    12/31/2000...........    9.54     10.28     671,742
      01/01/2001    to    12/31/2001...........   10.28     10.88     994,785
      01/01/2002    to    12/31/2002...........   10.88     11.70   1,542,200
      01/01/2003    to    12/31/2003...........   11.70     12.00   1,502,954
      01/01/2004    to    11/19/2004...........   12.00     12.35   1,429,559
  MIST - LA Growth & Income - Class A
      07/31/1991    to    07/31/1992...........    5.00      5.63      43,927
      07/31/1992    to    07/31/1993...........    5.63      8.27     133,858
      07/31/1993    to    12/31/1993...........    8.27      8.70     183,606
      01/01/1994    to    12/31/1994...........    8.70      8.85     328,797
      01/01/1995    to    12/31/1995...........    8.85     11.46     567,282
      01/01/1996    to    12/31/1996...........   11.46     13.77   1,274,231
      01/01/1997    to    12/31/1997...........   13.77     17.29   2,893,417
      01/01/1998    to    12/31/1998...........   17.29     18.79   4,623,935
      01/01/1999    to    12/31/1999...........   18.79     20.18   5,808,561
      01/01/2000    to    12/31/2000...........   20.18     21.91   6,361,071
      01/01/2001    to    12/31/2001...........   21.91     21.61   7,113,661
      01/01/2002    to    12/31/2002...........   12.61     17.50   7,530,918
      01/01/2003    to    12/31/2003...........   17.50     22.62   7,425,960
      01/01/2004    to    12/31/2004...........   22.62     25.20   7,300,584
  MIST - Met/AIM Small Cap Growth - Class A
      05/01/2003    to    12/31/2003...........    8.74     11.67      30,334
      01/01/2004    to    12/31/2004...........   11.67     12.29      33,497
  MIST - Lord Abbett Bond Debenture - Class A
      05/01/2003    to    12/31/2003...........   14.82     16.27      36,530
      01/01/2004    to    12/31/2004...........   16.27     17.41      88,340
  MIST - MFS Research International - Class A
      05/01/2004    to    12/31/2004...........    9.81     11.29      45,121
  MIST - PIMCO Innovation - Class A
      05/01/2003    to    12/31/2003...........    3.33      4.65     138,733
      01/01/2004    to    12/31/2004...........    4.65      4.39     160,263
  MIST - PIMCO Total Return - Class A
      05/01/2003    to    12/31/2003...........    7.86      7.93     369,398
      01/01/2004    to    12/31/2004...........    7.93      8.23   3,171,069
  MIST - Third Avenue Small Cap Value - Class A
      05/01/2003    to    12/31/2003...........    8.48     11.52      49,249
      01/01/2004    to    12/31/2004...........   11.52     14.41     188,702
  ---------------------------------------------------------------------------

   CONDENSED FINANCIAL INFORMATION (CONTINUED)

   --------------------------------------------------------------------------
                                                                     Accum
                                                AUV at    AUV at     Units
                                               Beginning    End       End
                                               of Period of Period of Period
   --------------------------------------------------------------------------
       Fidelity VIP II Asset Manager
         05/13/1992    to    07/31/1993.......    5.00      5.15       38,782
         07/31/1993    to    12/31/1993.......    5.15      5.62      258,061
         01/01/1994    to    12/31/1994.......    5.62      5.21    2,516,326
         01/01/1995    to    12/31/1995.......    5.21      6.02    4,182,918
         01/01/1996    to    12/31/1996.......    6.02      6.81    5,464,114
         01/01/1997    to    12/31/1997.......    6.81      8.12    6,838,501
         01/01/1998    to    12/31/1998.......    8.12      9.21    8,505,603
         01/01/1999    to    12/31/1999.......    9.21     10.10    9,842,875
         01/01/2000    to    12/31/2000.......   10.10      9.58   10,471,037
         01/01/2001    to    12/31/2001.......    9.58      9.06   11,212,634
         01/01/2002    to    12/31/2002.......    9.06      8.16   11,340,299
         01/01/2003    to    12/31/2003.......    8.16      9.50   10,931,444
         01/01/2004    to    12/31/2004.......    9.50      9.88   10,211,365
       Fidelity VIP Growth (MET)
         05/24/1992    to    07/31/1993.......    5.00      5.06        5,573
         07/31/1993    to    12/31/1993.......    5.06      5.40      110,644
         01/01/1994    to    12/31/1994.......    5.40      5.33    1,202,458
         01/01/1995    to    12/31/1995.......    5.33      7.13    2,758,913
         01/01/1996    to    12/31/1996.......    7.13      8.08    5,003,453
         01/01/1997    to    12/31/1997.......    8.08      9.85    6,614,665
         01/01/1998    to    12/31/1998.......    9.85     13.55    8,140,376
         01/01/1999    to    12/31/1999.......   13.55     18.39   10,212,262
         01/01/2000    to    12/31/2000.......   18.39     16.15   12,289,987
         01/01/2001    to    12/31/2001.......   16.15     13.12   13,869,929
         01/01/2002    to    12/31/2002.......   13.12      9.04   14,654,896
         01/01/2003    to    12/31/2003.......    9.04     11.85   14,704,494
         01/01/2004    to    12/31/2004.......   11.85     12.09   13,813,796
       Fidelity VIP II Index 500
         06/30/1992    to    07/31/1993.......    5.00      4.97          593
         07/31/1993    to    12/31/1993.......    4.97      5.20       13,988
         01/01/1994    to    12/31/1994.......    5.20      5.19       82,152
         01/01/1995    to    12/31/1995.......    5.19      7.04      416,557
         01/01/1996    to    12/31/1996.......    7.04      8.54    1,543,796
         01/01/1997    to    12/31/1997.......    8.54     11.19    3,577,094
         01/01/1998    to    12/31/1998.......   11.19     14.17    6,150,094
         01/01/1999    to    12/31/1999.......   14.17     16.85    8,754,667
         01/01/2000    to    12/31/2000.......   16.85     15.07   10,754,745
         01/01/2001    to    12/31/2001.......   15.07     13.07   12,576,542
         01/01/2002    to    12/31/2002.......   13.07     10.03   13,723,297
         01/01/2003    to    12/31/2003.......   10.03     12.70   12,705,145
         01/01/2004    to    12/31/2004.......   12.70     13.86   11,071,681
       Fidelity VIP Overseas
         11/17/1994    to    12/31/1994.......    5.33      5.67          114
         01/01/1995    to    12/31/1995.......    5.67      6.14        1,721
         01/01/1996    to    12/31/1996.......    6.14      6.86       15,303
         01/01/1997    to    12/31/1997.......    6.86      7.56       35,006
         01/01/1998    to    12/31/1998.......    7.56      8.41       48,352
         01/01/1999    to    12/31/1999.......    8.41     11.83       61,753
         01/01/2000    to    12/31/2000.......   11.83      9.45       76,224
         01/01/2001    to    12/31/2001.......    9.45      7.35       87,408
         01/01/2002    to    12/31/2002.......    7.35      5.78      100,377
         01/01/2003    to    12/31/2003.......    5.78      8.18      116,589
         01/01/2004    to    12/31/2004.......    8.18      9.18      135,991
   --------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

---------------------------------------------------------------------------------
                                                                         Accum
                                                    AUV at    AUV at     Units
                                                   Beginning    End       End
                                                   of Period of Period of Period
---------------------------------------------------------------------------------
Fidelity VIP Money Market
    11/12/1993    to    12/31/1993................    5.00      5.01        2,080
    01/01/1994    to    12/31/1994................    5.01      5.16       67,692
    01/01/1995    to    12/31/1995................    5.16      5.40      239,983
    01/01/1996    to    12/31/1996................    5.40      5.62      411,615
    01/01/1997    to    12/31/1997................    5.62      5.85      652,200
    01/01/1998    to    12/31/1998................    5.85      6.08    1,150,279
    01/01/1999    to    12/31/1999................    6.08      6.31    2,221,857
    01/01/2000    to    12/31/2000................    6.31      6.62    2,125,892
    01/01/2001    to    12/31/2001................    6.62      6.81    2,605,363
    01/01/2002    to    12/31/2002................    6.81      6.83    2,564,150
    01/01/2003    to    12/31/2003................    6.83      6.80    2,631,705
    01/01/2004    to    12/31/2004................    6.80      6.79    3,326,994
Fidelity VIP II Contrafund
    05/16/1995    to    12/31/1995................    5.00      6.29      691,653
    01/01/1996    to    12/31/1996................    6.29      7.54    3,026,615
    01/01/1997    to    12/31/1997................    7.54      9.24    5,895,334
    01/01/1998    to    12/31/1998................    9.24     11.85    8,532,096
    01/01/1999    to    12/31/1999................   11.85     14.53   11,065,052
    01/01/2000    to    12/31/2000................   14.53     13.39   12,973,409
    01/01/2001    to    12/31/2001................   13.39     11.59   15,567,610
    01/01/2002    to    12/31/2002................   11.59     10.36   16,462,689
    01/01/2003    to    12/31/2003................   10.36     13.14   16,460,782
    01/01/2004    to    12/31/2004................   13.14     14.97   16,395,321
Scudder SVS I International Class A
    05/22/1995    to    12/31/1995................    5.00      5.84      757,010
    01/01/1996    to    12/31/1996................    5.84      6.62      284,277
    01/01/1997    to    12/31/1997................    6.62      7.13      653,022
    01/01/1998    to    12/31/1998................    7.13      8.33      914,883
    01/01/1999    to    12/31/1999................    8.33     12.71    1,276,154
    01/01/2000    to    12/31/2000................   12.71      9.81    1,857,179
    01/01/2001    to    12/31/2001................    9.81      6.68    2,466,404
    01/01/2002    to    12/31/2002................    6.68      5.39    2,896,996
    01/01/2003    to    12/31/2003................    5.39      6.79    3,068,497
    01/01/2004    to    12/31/2004................    6.79      7.81    3,014,614
Alger American Small Capitalization Fund Class O
    05/22/1995    to    12/31/1995................    5.00      6.54      458,300
    01/01/1996    to    12/31/1996................    6.54      6.73    1,973,165
    01/01/1997    to    12/31/1997................    6.73      7.40    3,353,442
    01/01/1998    to    12/31/1998................    7.40      8.44    4,365,889
    01/01/1999    to    12/31/1999................    8.44     11.95    4,972,727
    01/01/2000    to    12/31/2000................   11.95      8.58    6,111,440
    01/01/2001    to    12/31/2001................    8.58      5.96    7,337,073
    01/01/2002    to    12/31/2002................    5.96      4.34    8,087,639
    01/01/2003    to    12/31/2003................    4.34      6.10    8,038,173
    01/01/2004    to    12/31/2004................    6.10      7.01    7,517,869
American Funds Global Small Capitalization Class 2
    05/01/2003    to    12/31/2003................   11.21     16.42       76,632
    01/01/2004    to    12/31/2004................   16.42     19.58      276,227
American Funds Growth & Income Fund Class 2
    05/01/2003    to    12/31/2003................   72.37     90.71       52,546
    01/01/2004    to    12/31/2004................   90.71     98.77      135,701
American Funds Growth Fund Class 2
    05/01/2003    to    12/31/2003................   93.36    116.56       58,944
    01/01/2004    to    12/31/2004................  116.56    129.36      130,416
---------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

------------------------------------------------------------------------------------
                                                                             Accum
                                                        AUV at    AUV at     Units
                                                       Beginning    End       End
                                                       of Period of Period of Period
------------------------------------------------------------------------------------
MSF - State Street Research Large Cap Growth - Class A
    05/01/2003    to    12/31/2003....................   19.63     24.33       8,178
    01/01/2004    to    12/31/2004....................   24.33     26.12      11,340
MSF - Davis Venture Value - Class A
    05/01/2003    to    12/31/2003....................   22.65     28.56      26,885
    01/01/2004    to    12/31/2004....................   28.56     31.66      80,404
MSF - FI Mid Cap Opportunities - Class A
    05/01/2003    to    12/31/2003....................    8.55     11.41      68,455
    01/01/2004    to    12/31/2004....................   11.41     17.03     128,005
MSF - Harris Oakmark Focused Value - Class A
    05/01/2003    to    12/31/2003....................   24.57     31.46     114,793
    01/01/2004    to    12/31/2004....................   31.46     34.12     356,061
MSF - Harris Oakmark Large Cap Value - Class A
    05/01/2003    to    12/31/2003....................   10.08     12.12     143,540
    01/01/2004    to    12/31/2004....................   12.12     13.32     329,589
MSF - Lehman Brothers Aggregate Bond Index Class A
    05/01/2003    to    12/31/2003....................   12.69     12.76      54,840
    01/01/2004    to    12/31/2004....................   12.76     13.10     174,272
MSF - MetLife Mid Cap Stock Index - Class A
    05/01/2003    to    12/31/2003....................    8.83     11.57     121,376
    01/01/2004    to    12/31/2004....................   11.57     13.24     339,222
MSF - MetLife Stock Index - Class A
    05/01/2003    to    12/31/2003....................   29.40     35.70     936,369
    01/01/2004    to    12/31/2004....................   35.70     38.95   1,140,897
MSF - MFS Total Return - Class A
    05/01/2003    to    12/31/2003....................   34.33     38.75      19,447
    01/01/2004    to    12/31/2004....................   38.75     42.53      92,767
MSF - Morgan Stanley EAFE Index - Class A
    05/01/2003    to    12/31/2003....................    7.18      9.67     109,137
    01/01/2004    to    12/31/2004....................    9.67     11.42     344,405
MSF - Russell 2000 Index - Class A
    05/01/2003    to    12/31/2003....................    9.81     13.61     112,861
    01/01/2004    to    12/31/2004....................   13.61     15.82     320,592
MSF - State Street Research Aurora - Class A
    05/01/2003    to    12/31/2003....................   10.93     16.11     169,976
    01/01/2004    to    12/31/2004....................   16.11     18.33     494,108
MSF - State Street Research Bond Income - Class A
    05/01/2003    to    12/31/2003....................   45.60     46.37      14,126
    01/01/2004    to    12/31/2004....................   46.37     47.77      40,781
MSF - State Street Research Large Cap Value - Cl A
    05/01/2003    to    12/31/2003....................    8.26     10.62      19,847
    01/01/2004    to    12/31/2004....................   10.62     11.88      50,655
MSF - T. Rowe Price Small Cap - Class A
    05/01/2004    to    12/31/2004....................   12.82     13.43      20,672
------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS


Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

Growth Fund
 Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
 Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund
 Investment Objective: Seeks capital appreciation through stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, four of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:




VIP Contrafund(R) Portfolio
 Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
 Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio
 Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.

VIP Overseas Portfolio*
 Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio
 Subadviser: A I M Capital Management, Inc.
 Investment Objective: Seeks long-term growth of capital.

Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

RCM Global Technology Portfolio
 Subadviser: RCM Capital Management LLC
 Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

BlackRock Bond Income Portfolio
 Subadviser: BlackRock Advisors, Inc.
 Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

BlackRock Large Cap Value Portfolio
 Subadviser: BlackRock Advisors, Inc.
 Investment Objective: Seeks long-term growth of capital.

BlackRock Legacy Large Cap Growth Portfolio
 Subadviser: BlackRock Advisors, Inc.
 Investment Objective: Seeks long term capital appreciation.

BlackRock Strategic Value Portfolio
 Subadviser: BlackRock Advisors, Inc.
 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Davis Venture Value Portfolio
 Subadviser: Davis Selected Advisers, L.P.
 Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
 Subadviser: Fidelity Management & Research Company
 Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
 Subadviser: Harris Associates L.P.
 Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers(R) Aggregate Bond Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Lehman Brothers
   Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   500 Composite Stock Price Index ("S&P 500 Index").

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE(R) Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000(R) Index Portfolio
 Subadviser: Metropolitan Life Insurance Company
 Investment Objective: Seeks to equal the return of the Russell 2000 Index.

T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.

T. ROWE PRICE GROWTH STOCK FUND*

 The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.

 Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

* At this time, Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund are not available for use with contracts purchased in connection with 403(b) plans.